Dividends paid and proposed	9 Months Ended
Sep. 30, 2019
Dividends paid and proposed
Dividends paid and proposed

20.Dividends paid and proposed

Dividends paid and proposed by the Group are presented below:

	Nine months ended
	September 30,	September 30,
	2018	2019
Proposed, declared and approved during the period:
Nine months ended September 30, 2019: Interim dividend for 2019: U.S.$ 34,593,126 or U.S.$ 0.28 per share		2,255
(Nine months ended September 30, 2018: no dividends)	—

Paid during the period:
Nine months ended September 30, 2019: Interim dividend for 2019: U.S.$ 34,593,126 or U.S.$ 0.28 per share		2,278
(Nine months ended September 30, 2018: no dividends)	—

Proposed for approval (not recognized as a liability as of September 30):
Nine months ended September 30, 2019: Interim dividend for 2019: U.S.$ 17,356,313 or U.S.$ 0.28 per share		1,109
(Nine months ended September 30, 2018: no dividends)	—

Dividends payable as of September 30:	—	—